Taxation (Details) - Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes [Abstract]
(Loss) Profit before income tax expense	[1]	$ (4,068,887)	$ 864,207	$ 909,519
Thailand income tax statutory rate		20.00%	20.00%	20.00%
Income tax at statutory tax rate		$ (813,777)	$ 172,841	$ 181,904
Permanent differences		80,910	69,996	(93,431)
Income tax (benefit) expense		$ (732,868)	$ 242,837	$ 88,473

[1]	This amount represents profit before income tax after adjustments for non-deductible and non-taxable expense items from the Thailand operating entity.